Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of information for other assets
Other assets were comprised as follows:

	December 31, 2018			December 31, 2017
	Insurance and reinsurance companies	Non-insurance companies	Total	Insurance and reinsurance companies	Non-insurance companies	Total
Premises and equipment	374.8	867.7	1,242.5	403.0	847.3	1,250.3
Other reporting segment investment property (note 23)	—	1,157.9	1,157.9	—	1,168.4	1,168.4
Other reporting segment inventories	—	455.5	455.5	—	320.7	320.7
Other reporting segment sales receivables	—	390.9	390.9	—	470.0	470.0
Prepaid expenses	89.9	117.3	207.2	83.7	102.5	186.2
Accrued interest and dividends	162.0	11.2	173.2	105.2	16.2	121.4
Income taxes refundable	123.0	29.3	152.3	83.1	63.9	147.0
Deferred compensation plans	80.5	—	80.5	67.1	—	67.1
Pension surplus (note 21)	64.0	—	64.0	49.1	—	49.1
Receivables for securities sold but not yet settled	3.4	—	3.4	207.3	—	207.3
Other	448.1	192.8	640.9	565.5	275.3	840.8
	1,345.7	3,222.6	4,568.3	1,564.0	3,264.3	4,828.3

Current	614.5	947.8	1,562.3	788.5	1,069.0	1,857.5
Non-current	731.2	2,274.8	3,006.0	775.5	2,195.3	2,970.8
	1,345.7	3,222.6	4,568.3	1,564.0	3,264.3	4,828.3